FINANCIAL RISK EXPOSURE AND RISK MANAGEMENT	12 Months Ended
Jun. 30, 2011
Risks and Uncertainties [Abstract]
FINANCIAL RISK EXPOSURE AND RISK MANAGEMENT

10. FINANCIAL RISK EXPOSURE AND RISK MANAGEMENT

Kimber is exposed in varying degrees to a number of risks arising from financial instruments. Management’s close involvement in the operations allows for the identification of risks and variances from expectations. Kimber does not participate in the use of financial instruments to mitigate these risks and has no designated hedging transactions.

The types of risk exposures and the way in which such exposures are managed are as follows:

a) Concentration Risk

Concentration risks exist in cash and cash equivalents because significant balances are maintained with one financial institution. As at June 30, 2011, over 99% (2010: 98%) of cash and cash equivalents were invested with one financial institution in cash and Canadian and U.S. Government Treasury Bills with maturities of less than 90 days.

b) Credit Risk

Credit risk primarily arises from Kimber’s cash and cash equivalents and amounts receivable. The maximum risk exposure is limited to their carrying amounts at the balance sheet date. Cash and cash equivalents are held as cash deposits or invested in Treasury bills with various maturity dates. Kimber does not invest in asset-backed securities and does not expect any credit losses. Kimber periodically assesses the quality of its deposits.

Amounts receivable consists primarily of paid value added tax recoverable (“IVA”) (Note 4) from the Mexican Government for Mexican expenditures. Kimber regularly reviews the collectability of its amounts receivable.

c) Liquidity Risk

Liquidity risk is the risk that Kimber may not be able to meet its financial obligations as they become due (Note 1). Kimber ensures that there is sufficient cash and cash equivalents to meet its business requirements on a timely basis. Kimber prepares regular budgets which are approved by the Board of Directors and also prepares cash flow forecasts on a regular basis.

The following table details Kimber’s expected remaining contractual maturities for its financial liabilities. The table is based on the undiscounted cash flows of financial liabilities based on the earliest date on which Kimber can be required to satisfy the liabilities.

	Less than 1 month	1-3 months	Total
At June 30, 2011
Accounts payable	$1,631,757	-	$1,631,757
Accrued liabilities	-	$283,259	$283,259

At June 30, 2010
Accounts payable	$348,627	-	$348,627
Accrued liabilities	-	$193,000	$193,000

d) Currency Risk

The operating results and financial position of Kimber are reported in Canadian dollars. Certain of Kimber’s financial instruments and transactions are denominated in currencies other than the Canadian dollar. The results of Kimber’s operations are subject to currency transaction and translation risk.

Kimber’s exploration and some administration costs are incurred in Mexico and are denominated in Mexican pesos or US dollars. The fluctuation of the US dollar and Mexican peso in relation to the Canadian dollar will consequently impact Kimber’s operating results and may affect the value of Kimber’s assets and the amount of the shareholders’ equity. Kimber does not currently hedge its exposure to foreign exchange movements.

The majority (2011: 88%, 2010: 60%) of Kimber’s monetary assets are held in Canadian dollars. A 5% change in the US dollar and Mexican peso will affect Kimber as is indicated in the following table.

	2011	2010
Change in Loss
United States dollars	$59,115	$79,409
Mexican pesos	$12,486	$11,595